Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 60,980	$ 130,218
Prepaid expenses and other receivables	7,141	9,338
Total current assets	377,708	142,754
Total assets	701,210	430,410
Current liabilities:
Accrued expenses and other payables	30,136	5,699
Amount due to a shareholder	146,869
Total liabilities	452,382	215,672
Equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 38,631,991 and 39,197,991 shares as at December 31, 2019 and 2020, respectively)	392	386
Additional paid-in capital	265,084	260,295
Accumulated deficit	(10,822)	(26,520)
Accumulated other comprehensive loss	(5,826)	(19,423)
Total shareholders’ equity	248,828	214,738	$ 227,891	$ 244,358
Total liabilities and equity	701,210	430,410
Parent Company
Current assets:
Cash and cash equivalents	12,517	35,071	35,512	114,249
Prepaid expenses and other receivables	2,380	2,328
Amounts due from subsidiaries	177,140
Total current assets	192,037	37,399
Investments in subsidiaries	229,032	192,661
Total assets	421,069	230,060
Current liabilities:
Accrued expenses and other payables	25,372	1,374
Amount due to a shareholder	146,869
Amounts due to subsidiaries		13,948
Total liabilities	172,241	15,322
Equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 38,631,991 and 39,197,991 shares as at December 31, 2019 and 2020, respectively)	392	386
Additional paid-in capital	265,084	260,295
Accumulated deficit	(10,822)	(26,520)
Accumulated other comprehensive loss	(5,826)	(19,423)
Total shareholders’ equity	248,828	214,738	$ 227,891	$ 244,358
Total liabilities and equity	$ 421,069	$ 230,060